Note I - Business Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
UNITED STATES
Long Lived Assets, Percent	94.00%	95.00%
Number of Reportable Segments	1
Number of Countries in which Entity Operates	150